UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc.,

3435 Stelzer Road,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-833-7113

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
15,273,555	AZL Enhanced Bond Index Fund	$168,772,783
3,173,723	AZL International Index Fund	42,496,147
1,479,608	AZL Mid Cap Index Fund	25,316,091
9,045,532	AZL S&P 500 Index Fund, Class 2	88,193,934
1,218,485	AZL Small Cap Stock Index Fund	13,452,078

Total Affiliated Investment Companies (Cost $298,960,094)		338,231,033

Unaffiliated Investment Company (0.2%):
487,377	Dreyfus Treasury Prime Cash Management, 0.00%(a)	487,377

Total Unaffiliated Investment Company (Cost $487,377)		487,377
Total Investment Securities (Cost $299,447,471)(b)—100.2%		338,718,410
Net other assets (liabilities) — (0.2)%		(508,841)

Net Assets — 100.0%		$338,209,569

Percentages indicated are based on net assets as of March 31, 2012.

(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
1,019,717	AZL Allianz AGIC Opportunity Fund	$13,949,732
2,739,263	AZL BlackRock Capital Appreciation Fund	39,774,093
1,141,086	AZL Columbia Mid Cap Value Fund	9,756,284
1,785,503	AZL Columbia Small Cap Value Fund	19,890,507
5,820,234	AZL Eaton Vance Large Cap Value Fund	50,054,010
2,101,555	AZL International Index Fund	28,139,827
1,742,928	AZL Invesco Growth and Income Fund	19,869,380
2,465,675	AZL Invesco International Equity Fund	37,922,083
1,801,918	AZL JPMorgan International Opportunities Fund	27,136,879
3,958,480	AZL JPMorgan U.S. Equity Fund	41,564,040
1,304,610	AZL MFS Investors Trust Fund	20,560,653
602,524	AZL Mid Cap Index Fund	10,309,177
2,151,380	AZL Morgan Stanley Global Real Estate Fund	19,190,307
621,478	AZL Morgan Stanley Mid Cap Growth Fund	9,701,268
1,373,371	AZL NFJ International Value Fund	18,787,710
950,005	AZL Oppenheimer Discovery Fund	10,165,051
2,377,089	AZL Russell 1000 Growth Index Fund	30,189,026
4,285,953	AZL Russell 1000 Value Index Fund	49,288,459
1,125,079	AZL Schroder Emerging Markets Equity Fund, Class 2	9,045,633
6,747,129	AZL Strategic Investments Trust	9,445,981
1,835,090	PIMCO PVIT CommodityRealReturn Strategy Portfolio	13,506,264
2,987,450	PIMCO PVIT Global Advantage Strategy Bond Portfolio	30,023,875
3,937,372	PIMCO PVIT High Yield Portfolio	30,435,884
3,744,356	PIMCO PVIT Real Return Portfolio	52,907,756
31,619,907	PIMCO PVIT Total Return Portfolio	354,775,356
3,961,837	PIMCO PVIT Unconstrained Bond Portfolio	39,341,046

Total Affiliated Investment Companies (Cost $897,816,628)		995,730,281

Unaffiliated Investment Company (0.1%):
876,387	Dreyfus Treasury Prime Cash Management, 0.00%(a)	876,387

Total Unaffiliated Investment Company (Cost $876,387)		876,387

Total Investment Securities (Cost $898,693,015)(b)—100.1%		996,606,668
Net other assets (liabilities) — (0.1)%		(901,363)

Net Assets — 100.0%		$995,705,305

Percentages indicated are based on net assets as of March 31, 2012.

(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
142,183	AZL Allianz AGIC Opportunity Fund	$1,945,059
426,577	AZL BlackRock Capital Appreciation Fund	6,193,893
238,594	AZL Columbia Mid Cap Value Fund	2,039,981
275,523	AZL Columbia Small Cap Value Fund	3,069,328
1,205,095	AZL Eaton Vance Large Cap Value Fund	10,363,821
285,743	AZL International Index Fund	3,826,100
362,502	AZL Invesco Growth and Income Fund	4,132,519
254,046	AZL Invesco International Equity Fund	3,907,228
250,505	AZL JPMorgan International Opportunities Fund	3,772,610
612,883	AZL JPMorgan U.S. Equity Fund	6,435,269
134,911	AZL MFS Investors Trust Fund	2,126,199
120,213	AZL Mid Cap Index Fund	2,056,846
221,615	AZL Morgan Stanley Global Real Estate Fund	1,976,809
128,751	AZL Morgan Stanley Mid Cap Growth Fund	2,009,801
194,948	AZL Oppenheimer Discovery Fund	2,085,946
345,716	AZL Russell 1000 Growth Index Fund	4,390,594
734,441	AZL Russell 1000 Value Index Fund	8,446,075
374,759	PIMCO PVIT CommodityRealReturn Strategy Portfolio	2,758,224
598,109	PIMCO PVIT Global Advantage Strategy Bond Portfolio	6,010,994
1,071,737	PIMCO PVIT High Yield Portfolio	8,284,527
747,054	PIMCO PVIT Real Return Portfolio	10,555,873
8,751,424	PIMCO PVIT Total Return Portfolio	98,190,973
998,769	PIMCO PVIT Unconstrained Bond Portfolio	9,917,776

Total Affiliated Investment Companies (Cost $196,659,694)		204,496,445

Total Investment Securities (Cost $196,659,694)(a)—100.0%		204,496,445
Net other assets (liabilities) — 0.0%		23,111

Net Assets — 100.0%		$204,519,556

Percentages indicated are based on net assets as of March 31, 2012.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.9%):
1,087,045	AZL Allianz AGIC Opportunity Fund	$14,870,780
2,187,870	AZL BlackRock Capital Appreciation Fund	31,767,879
1,842,379	AZL Columbia Mid Cap Value Fund	15,752,339
1,819,016	AZL Columbia Small Cap Value Fund	20,263,833
2,315,502	AZL Dreyfus Research Growth Fund	24,961,110
6,564,603	AZL Eaton Vance Large Cap Value Fund	56,455,584
3,354,332	AZL International Index Fund	44,914,505
2,100,686	AZL Invesco Growth and Income Fund	23,947,822
4,463,428	AZL Invesco International Equity Fund	68,647,522
3,001,756	AZL JPMorgan International Opportunities Fund	45,206,441
4,790,770	AZL JPMorgan U.S. Equity Fund	50,303,089
1,591,140	AZL MFS Investors Trust Fund	25,076,362
485,789	AZL Mid Cap Index Fund	8,311,850
3,452,083	AZL Morgan Stanley Global Real Estate Fund	30,792,576
1,000,517	AZL Morgan Stanley Mid Cap Growth Fund	15,618,066
2,199,704	AZL NFJ International Value Fund	30,091,952
777,518	AZL Oppenheimer Discovery Fund	8,319,445
2,208,988	AZL Russell 1000 Growth Index Fund	28,054,143
3,740,754	AZL Russell 1000 Value Index Fund	43,018,673
1,797,554	AZL Schroder Emerging Markets Equity Fund, Class 2	14,452,337
9,130,624	AZL Strategic Investments Trust	12,782,873
1,493,755	PIMCO PVIT CommodityRealReturn Strategy Portfolio	10,994,035
2,479,966	PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,923,655
2,136,923	PIMCO PVIT High Yield Portfolio	16,518,415
2,480,502	PIMCO PVIT Real Return Portfolio	35,049,499
6,653,589	PIMCO PVIT Total Return Portfolio	74,653,266
1,619,033	PIMCO PVIT Unconstrained Bond Portfolio	16,076,997

Total Affiliated Investment Companies (Cost $684,186,566)		791,825,048

Unaffiliated Investment Company (0.1%):
439,080	Dreyfus Treasury Prime Cash Management, 0.00%(a)	439,080

Total Unaffiliated Investment Company (Cost $439,080)		439,080

Total Investment Securities (Cost $684,625,646)(b)—100.0%		792,264,128
Net other assets (liabilities) — 0.0%		(354,510)

Net Assets — 100.0%		$791,909,618

Percentages indicated are based on net assets as of March 31, 2012.

(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
2,056,765	AZL Allianz AGIC Opportunity Fund	$28,136,549
5,571,751	AZL BlackRock Capital Appreciation Fund	80,901,818
3,516,188	AZL Columbia Mid Cap Value Fund	30,063,405
4,496,283	AZL Columbia Small Cap Value Fund	50,088,593
3,884,639	AZL Dreyfus Research Growth Fund	41,876,413
14,216,859	AZL Eaton Vance Large Cap Value Fund	122,264,986
6,907,207	AZL International Index Fund	92,487,496
3,547,881	AZL Invesco Growth and Income Fund	40,445,847
7,534,644	AZL Invesco International Equity Fund	115,882,822
6,122,843	AZL JPMorgan International Opportunities Fund	92,210,014
10,066,720	AZL JPMorgan U.S. Equity Fund	105,700,555
2,664,692	AZL MFS Investors Trust Fund	41,995,553
1,184,815	AZL Mid Cap Index Fund	20,272,176
6,577,372	AZL Morgan Stanley Global Real Estate Fund	58,670,161
1,900,738	AZL Morgan Stanley Mid Cap Growth Fund	29,670,517
4,212,512	AZL NFJ International Value Fund	57,627,158
1,899,519	AZL Oppenheimer Discovery Fund	20,324,849
5,439,078	AZL Russell 1000 Growth Index Fund	69,076,294
9,344,228	AZL Russell 1000 Value Index Fund	107,458,620
3,423,462	AZL Schroder Emerging Markets Equity Fund, Class 2	27,524,635
18,384,965	AZL Strategic Investments Trust	25,738,951
3,744,339	PIMCO PVIT CommodityRealReturn Strategy Portfolio	27,558,337
6,152,755	PIMCO PVIT Global Advantage Strategy Bond Portfolio	61,835,189
7,994,664	PIMCO PVIT High Yield Portfolio	61,798,753
6,084,097	PIMCO PVIT Real Return Portfolio	85,968,292
40,156,410	PIMCO PVIT Total Return Portfolio	450,554,918
6,021,741	PIMCO PVIT Unconstrained Bond Portfolio	59,795,887

Total Affiliated Investment Companies (Cost $1,831,991,912)		2,005,928,788

Total Investment Securities (Cost $1,831,991,912)(a)—100.0%		2,005,928,788
Net other assets (liabilities) — 0.0%		463,272

Net Assets — 100.0%		$2,006,392,060

Percentages indicated are based on net assets as of March 31, 2012.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.6%):
20,334,457	AZL Enhanced Bond Index Fund	$224,695,752
12,741,179	AZL International Index Fund	170,604,384
5,767,304	AZL Mid Cap Index Fund	98,678,570
36,775,329	AZL S&P 500 Index Fund, Class 2	358,559,461
4,549,803	AZL Small Cap Stock Index Fund	50,229,827

Total Affiliated Investment Companies (Cost $808,716,523)		902,767,994

Total Investment Securities (Cost $808,716,523)(a)—99.6%		902,767,994
Net other assets (liabilities) — 0.4%		4,007,159

Net Assets — 100.0%		$906,775,153

Percentages indicated are based on net assets as of March 31, 2012.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.1%):
683,488	AZL Enhanced Bond Index Fund	$7,552,541
144,612	AZL International Index Fund	1,936,348
65,893	AZL Mid Cap Index Fund	1,127,436
402,948	AZL S&P 500 Index Fund, Class 2	3,928,744
54,113	AZL Small Cap Stock Index Fund	597,409

Total Affiliated Investment Companies (Cost $14,836,294)		15,142,478

Unaffiliated Investment Company (0.4%):
57,584	Dreyfus Treasury Prime Cash Management, 0.00%(a)	57,584

Total Unaffiliated Investment Company (Cost $57,584)		57,584

Total Investment Securities (Cost $14,893,878)(b)—94.5%		15,200,062
Net other assets (liabilities) — 5.5%		888,433

Net Assets — 100.0%		$16,088,495

Percentages indicated are based on net assets as of March 31, 2012.

(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/15/12	5	$350,800	$8,551
U.S. Treasury 10-Year Note June Futures	Long	6/21/12	3	388,453	(3,577)

Total					$4,974

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares or Contracts		Fair Value
Affiliated Investment Company (92.5%):
6,289,195	AZL BlackRock Global Allocation Fund	$66,225,226
Total Affiliated Investment Company (Cost $6,289,195)		66,225,226

Unaffiliated Investment Company (2.6%):
1,844,037	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,844,037

Total Unaffiliated Investment Company (Cost $1,844,037)		1,844,037

Total Investment Securities (Cost $67,561,520)(b)—95.1%		68,069,263
Net other assets (liabilities)—4.9%		3,532,496

Net Assets—100.0%		$71,601,759

Percentages indicated are based on net assets as of March 31, 2012.

(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/15/12	28	$1,964,480	$39,855
U.S. Treasury 10-Year Note June Futures	Long	6/21/12	10	1,294,844	(7,725)

Total					$32,130

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (93.5%):
23,066	AZL Allianz AGIC Opportunity Fund	$315,537
60,795	AZL BlackRock Capital Appreciation Fund	882,747
24,811	AZL Columbia Mid Cap Value Fund	212,133
38,318	AZL Columbia Small Cap Value Fund	426,859
129,578	AZL Eaton Vance Large Cap Value Fund	1,114,369
49,234	AZL International Index Fund	659,245
37,741	AZL Invesco Growth and Income Fund	430,244
57,679	AZL Invesco International Equity Fund	887,105
43,659	AZL JPMorgan International Opportunities Fund	657,499
84,268	AZL JPMorgan U.S. Equity Fund	884,817
27,318	AZL MFS Investors Trust Fund	430,535
12,362	AZL Mid Cap Index Fund	211,511
48,077	AZL Morgan Stanley Global Real Estate Fund	428,851
13,620	AZL Morgan Stanley Mid Cap Growth Fund	212,603
31,518	AZL NFJ International Value Fund	431,166
19,658	AZL Oppenheimer Discovery Fund	210,336
58,435	AZL Russell 1000 Growth Index Fund	742,119
101,630	AZL Russell 1000 Value Index Fund	1,168,744
26,280	AZL Schroder Emerging Markets Equity Fund, Class 2	211,293
43,331	PIMCO PVIT CommodityRealReturn Strategy Portfolio	318,919
65,278	PIMCO PVIT Global Advantage Strategy Bond Portfolio	656,045
85,079	PIMCO PVIT High Yield Portfolio	657,663
78,078	PIMCO PVIT Real Return Portfolio	1,103,248
662,041	PIMCO PVIT Total Return Portfolio	7,428,099
88,797	PIMCO PVIT Unconstrained Bond Portfolio	881,751

Total Affiliated Investment Companies (Cost $21,162,424)		21,563,438

Unaffiliated Investment Company (1.6%):
366,370	Dreyfus Treasury Prime Cash Management, 0.00%(a)	366,370

Total Unaffiliated Investment Company (Cost $366,370)		366,370

Total Investment Securities (Cost $21,528,794)(b)—95.1%		21,929,808
Net other assets (liabilities) — 4.9%		1,128,492

Net Assets — 100.0%		$23,058,300

Percentages indicated are based on net assets as of March 31, 2012.

(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/15/12	7	$491,120	$13,515
U.S. Treasury 10-Year Note June Futures	Long	6/21/12	4	517,938	(5,287)

Total					$8,228

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (92.7%):
49,217	AZL Allianz AGIC Opportunity Fund	$673,285
129,623	AZL BlackRock Capital Appreciation Fund	1,882,124
79,078	AZL Columbia Mid Cap Value Fund	676,113
103,099	AZL Columbia Small Cap Value Fund	1,148,527
84,586	AZL Dreyfus Research Growth Fund	911,836
333,123	AZL Eaton Vance Large Cap Value Fund	2,864,860
177,705	AZL International Index Fund	2,379,468
80,186	AZL Invesco Growth and Income Fund	914,123
186,391	AZL Invesco International Equity Fund	2,866,688
157,590	AZL JPMorgan International Opportunities Fund	2,373,301
225,996	AZL JPMorgan U.S. Equity Fund	2,372,962
58,042	AZL MFS Investors Trust Fund	914,745
26,221	AZL Mid Cap Index Fund	448,645
156,549	AZL Morgan Stanley Global Real Estate Fund	1,396,415
43,465	AZL Morgan Stanley Mid Cap Growth Fund	678,481
102,616	AZL NFJ International Value Fund	1,403,782
41,901	AZL Oppenheimer Discovery Fund	448,340
141,693	AZL Russell 1000 Growth Index Fund	1,799,500
234,964	AZL Russell 1000 Value Index Fund	2,702,084
83,806	AZL Schroder Emerging Markets Equity Fund, Class 2	673,802
91,851	PIMCO PVIT CommodityRealReturn Strategy Portfolio	676,024
139,008	PIMCO PVIT Global Advantage Strategy Bond Portfolio	1,397,029
181,079	PIMCO PVIT High Yield Portfolio	1,399,744
132,433	PIMCO PVIT Real Return Portfolio	1,871,279
881,391	PIMCO PVIT Total Return Portfolio	9,889,204
140,478	PIMCO PVIT Unconstrained Bond Portfolio	1,394,944

Total Affiliated Investment Companies (Cost $45,430,406)		46,157,305

Unaffiliated Investment Company (2.5%):
1,259,506	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,259,506

Total Unaffiliated Investment Company (Cost $1,259,506)		1,259,506

Total Investment Securities (Cost $46,689,912)(b)—95.2%		47,416,811
Net other assets (liabilities) — 4.8%		2,383,666

Net Assets — 100.0%		$49,800,477

Percentages indicated are based on net assets as of March 31, 2012.

(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/15/12	21	$1,473,360	$31,275
U.S. Treasury 10-Year Note June Futures	Long	6/21/12	6	776,906	(5,274)

Total					$26,001

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (91.8%):
1,096,778	AZL Enhanced Bond Index Fund	$12,119,397
728,800	AZL International Index Fund	9,758,633
326,373	AZL Mid Cap Index Fund	5,584,250
1,923,136	AZL S&P 500 Index Fund, Class 2	18,750,571
248,993	AZL Small Cap Stock Index Fund	2,748,888

Total Affiliated Investment Companies (Cost $48,004,149)		48,961,739

Unaffiliated Investment Company (3.2%):
1,671,626	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,671,626

Total Unaffiliated Investment Company (Cost $1,671,626)		1,671,626

Total Investment Securities (Cost $49,675,775)(b)—95.0%		50,633,365
Net other assets (liabilities) — 5.0%		2,692,006

Net Assets — 100.0%		$53,325,371

Percentages indicated are based on net assets as of March 31, 2012.

(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/15/12	25	$1,754,000	$35,998
U.S. Treasury 10-Year Note June Futures	Long	6/21/12	4	517,938	(2,607)

Total					$33,390

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

Shares		Fair Value
Mutual Fund (94.6%):
1,325,063	AZL Invesco Equity And Income Fund	$16,444,034
Total Mutual Funds (Cost $15,997,699)		16,444,034

Unaffiliated Investment Company (0.6%):
110,606	Dreyfus Treasury Prime Cash Management, 0.00%(a)	110,606

Total Unaffiliated Investment Company (Cost $110,606)		110,606

Total Investment Securities ( Cost $16,108,305)(b)—95.2%		16,554,640
Net other assets (liabilities) — 4.8%		828,248

Net Assets — 100.0%		$17,382,888

Percentages indicated are based on net assets as of March 31, 2012.

(a)	The rate represents the effective yield at March 31, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/15/12	7	$491,120	$12,382
U.S. Treasury 10-Year Note June Futures	Long	6/21/12	2	258,969	(3,495)

Total					$8,887

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of twelve separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, the AZL Growth Index Strategy Fund, the AZL MVP Balanced Index Strategy Fund, the AZL MVP BlackRock Global Allocation Fund, the AZL MVP Fusion Balanced Fund, the AZL MVP Fusion Moderate Fund, the AZL MVP Growth Index Strategy Fund, and the AZL MVP Invesco Equity and Income Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust.

The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date.

Consolidation of Subsidiaries

Each AZL MVP Fund’s primary vehicle for gaining exposure to derivatives is through investments in a wholly-owned and controlled subsidiary, as follows (each a “Subsidiary” and together the “Subsidiaries”):

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

AZL MVP Fund	Subsidiary
AZL MVP Balanced Index Strategy Fund	AZL MVP BIS Investments Trust

AZL MVP BlackRock Global Allocation Fund	AZL MVP BGA Investments Trust

AZL MVP Fusion Balanced Fund	AZL MVP FB Investments Trust

AZL MVP Fusion Moderate Fund	AZL MVP FM Investments Trust

AZL MVP Growth Index Strategy Fund	AZL MVP GIS Investments Trust

AZL MVP Invesco Equity and Income Fund	AZL MVP IEI Investments Trust

As of March 31, 2012, a summary of each AZL MVP Fund’s investment in their respective Subsidiary is as follows:

AZL MVP Fund	Investment in Subsidiary	Percentage of AZL MVP Fund Net Assets
AZL MVP Balanced Index Strategy Fund	$16,088,495	4.9%

AZL MVP BlackRock Global Allocation Fund	$71,601,759	4.9%

AZL MVP Fusion Balanced Fund	$23,058,300	4.9%

AZL MVP Fusion Moderate Fund	$49,800,477	4.9%

AZL MVP Growth Index Strategy Fund	$53,325,371	4.8%

AZL MVP Invesco Equity and Income Fund	$17,382,888	4.9%

Each AZL MVP Fund’s investments have been consolidated and include the portfolio holdings of their respective Subsidiary.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2012 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended March 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of March 31, 2012 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$338,231,033	$—		$338,231,033
Unaffiliated Investment Company	487,377	—		487,377

Total Investment Securities	$338,718,410	$—		$338,718,410

AZL Fusion Balanced Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$986,284,300	$9,445,981	(1)	$995,730,281
Unaffiliated Investment Company	876,387	—		876,387

Total Investment Securities	$987,160,687	$9,445,981		$996,606,668

AZL Fusion Conservative Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$204,496,445	$—		$204,496,445

Total Investment Securities	$204,496,445	$—		$204,496,445

AZL Fusion Growth Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$779,042,175	$12,782,873	(1)	$791,825,048
Unaffiliated Investment Company	439,080	—		439,080

Total Investment Securities	$779,481,255	$12,782,873		$792,264,128

AZL Fusion Moderate Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$1,980,189,837	$25,738,951	(1)	$2,005,928,788

Total Investment Securities	$1,980,189,837	$25,738,951		$2,005,928,788

AZL Growth Index Strategy Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$902,767,994	$—		$902,767,994

Total Investment Securities	$902,767,994	$—		$902,767,994

AZL MVP Balanced Index Strategy Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$15,142,478	$—		$15,142,478
Unaffiliated Investment Company	57,584	—		57,584

Total Investment Securities	15,200,062	—		15,200,062

Other Financial Instruments:*
Futures Contracts	4,974	—		4,974

Total Investments	$15,205,036	$—		$15,205,036

AZL MVP BlackRock Global Allocation Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$66,225,226	$—		$66,225,226
Unaffiliated Investment Company	1,844,037	—		1,844,037

Total Investment Securities	68,069,263	—		68,069,263

Other Financial Instruments:*
Futures Contracts	32,130	—		32,130

Total Investments	$68,101,393	$—		$68,101,393

AZL MVP Fusion Balanced Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$21,563,438	$—		$21,563,438
Unaffiliated Investment Company	366,370	—		366,370

Total Investment Securities	21,929,808	—		21,929,808

Other Financial Instruments:*
Futures Contracts	8,228	—		8,228

Total Investments	$21,938,036	$—		$21,938,036

AZL MVP Fusion Moderate Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$46,157,305	$—		$46,157,305
Unaffiliated Investment Company	1,259,506	—		1,259,506

Total Investment Securities	47,416,811	—		47,416,811

Other Financial Instruments:*
Futures Contracts	26,001	—		26,001

Total Investments	$47,442,812	$—		$47,442,812

AZL MVP Growth Index Strategy Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$48,961,739	$—		$48,961,739
Unaffiliated Investment Company	1,671,626	—		1,671,626

Total Investment Securities	50,633,365	—		50,633,365

Other Financial Instruments:*
Futures Contracts	33,390	—		33,390

Total Investments	$50,666,755	$—		$50,666,755

AZL MVP Invesco Equity and Income Fund

	Level 1	Level 2		Total
Investment Securities:
Mutual Fund	$16,444,034	$—		$16,444,034
Unaffiliated Investment Company	110,606	—		110,606

Total Investment Securities	16,554,640	—		16,554,640

Other Financial Instruments:*
Futures Contracts	8,887	—		8,887

Total Investments	$16,563,527	$—		$16,563,527

(1)

Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments. The AZL Strategic Investments Trust is only offered to Funds in the Trust, and the Fund has the ability to redeem its interest in the AZL Strategic Investments Trust at NAV daily.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forwards contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Federal Tax Cost Information

At March 31, 2012, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$299,605,934	$39,112,476	$—	$39,112,476
AZL Fusion Balanced Fund	913,738,809	96,646,747	(13,778,888)	82,867,859
AZL Fusion Conservative Fund	197,281,008	7,752,558	(537,121)	7,215,437
AZL Fusion Growth Fund	739,282,742	69,695,378	(16,713,992)	52,981,386
AZL Fusion Moderate Fund	1,858,342,843	194,650,028	(47,064,083)	147,585,945
AZL Growth Index Strategy Fund	808,944,988	93,823,006	—	93,823,006
AZL MVP Balanced Index Strategy Fund	14,893,878	319,222	(13,038)	306,184
AZL MVP BlackRock Global Allocation Fund	67,561,520	507,743	—	507,743
AZL MVP Fusion Balanced Fund	21,528,893	412,057	(11,142)	400,915
AZL MVP Fusion Moderate Fund	46,689,912	750,778	(23,879)	726,899
AZL MVP Growth Index Strategy Fund	49,676,240	980,828	(23,703)	957,125
AZL MVP Invesco Equity and Income Fund	16,108,305	446,335	—	446,335

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust
By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date May 23, 2012

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date May 23, 2012